Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
Schedule of Composition of Accounts Payable	Composition:
	December 31,
	2025	2024
	U.S. dollars in thousands

Trade payables	20	196
Accrued expenses	129	492
Deferred revenues	-	18
Employees and related	2	53
Other payables	-	31

	151	790

Schedule of Carrying Amount of Accounts Payable	The carrying amount of accounts payable is denominated in the following currencies:
	December 31,
	2025	2024
	U.S. dollars in thousands

U.S. dollars	1	362
NIS (not linked to the Israeli CPI)	150	428

	151	790